Summary of Significant Accounting Policies - Property, Plant and Equipment and Depreciation (Details)	12 Months Ended
Dec. 31, 2017
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	33 years
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	10 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	30 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	3 years
Automotive equipment | Top of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	10 years
Automotive equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	5 years
Other property, plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	10 years
Other property, plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment (useful life)	3 years